Financial Instruments - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Short-term loans	$ 88,559.0	$ 3,153.8	$ 118,522.3
Accrued expenses and other current liabilities	87,683.2	3,122.6	56,373.2
Long-term bank loans	1,967.6	$ 70.1
Total non-derivative and derivative financial instruments	682,091.8		424,402.4
Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans	88,557.5		118,562.6
Accounts payable (including related parties)	41,095.0		40,206.0
Payables to contractors and equipment suppliers	157,805.0		140,810.7
Accrued expenses and other current liabilities	71,995.7		45,760.9
Bonds payable	300,098.5		58,320.2
Long-term bank loans	2,026.3
Lease liabilities (including those classified under accrued expenses and other current liabilities)	23,857.6		18,690.2
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	350.0		1,729.9
Non-derivative financial liabilities	685,785.6		424,080.5
Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	177,764.2		141,450.8
Inflows	(181,458.0)		(141,128.9)
Derivative financial instruments	(3,693.8)		321.9
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	363,204.0		382,029.1
Less than 1 year [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans	88,557.5		118,562.6
Accounts payable (including related parties)	41,095.0		40,206.0
Payables to contractors and equipment suppliers	157,805.0		140,810.7
Accrued expenses and other current liabilities	71,995.7		45,760.9
Bonds payable	5,328.0		32,338.9
Long-term bank loans	8.0
Lease liabilities (including those classified under accrued expenses and other current liabilities)	2,024.2		2,475.1
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	84.4		1,553.0
Non-derivative financial liabilities	366,897.8		381,707.2
Less than 1 year [member] | Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	177,764.2		141,450.8
Inflows	(181,458.0)		(141,128.9)
Derivative financial instruments	(3,693.8)		321.9
1-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	32,159.2		10,681.6
1-3 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	27,631.6		7,777.7
Long-term bank loans	847.4
Lease liabilities (including those classified under accrued expenses and other current liabilities)	3,566.7		2,782.9
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	113.5		121.0
Non-derivative financial liabilities	32,159.2		10,681.6
3-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	64,508.3		20,743.6
3-5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	59,986.8		18,203.6
Long-term bank loans	1,170.9
Lease liabilities (including those classified under accrued expenses and other current liabilities)	3,198.8		2,484.5
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	151.8		55.5
Non-derivative financial liabilities	64,508.3		20,743.6
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	222,220.3		10,948.1
More than 5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	207,152.1
Lease liabilities (including those classified under accrued expenses and other current liabilities)	15,067.9		10,947.7
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	0.3		0.4
Non-derivative financial liabilities	$ 222,220.3		$ 10,948.1